Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 782,884	$ 1,204,018
Restricted cash	187,401	211,017
Trade receivables	60,302	40,379
Flight equipment held for operating leases, net	35,255,248	35,052,335
Maintenance rights and lease premium, net	958,207	1,113,190
Flight equipment held for sale	507,949	184,129
Net investment in finance and sales-type leases	1,002,452
Net investment in finance and sales-type leases		1,003,286
Prepayments on flight equipment	2,961,367	3,024,520
Other intangibles, net	317,982	328,570
Deferred income tax assets	150,951	138,281
Other assets	883,181	909,190
Total Assets	43,067,924	43,208,915
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,060,845	1,009,945
Accrued maintenance liability	2,242,753	2,237,494
Lessee deposit liability	774,312	768,677
Debt	29,019,666	29,507,587
Deferred income tax liabilities	892,173	804,598
Commitments and contingencies
Total Liabilities	33,989,749	34,328,301
Ordinary share capital, €0.01 par value, 350,000,000 ordinary shares authorized as of June 30, 2019 and December 31, 2018; 146,847,345 and 151,847,345 ordinary shares issued and 136,602,986 and 142,674,664 ordinary shares outstanding (including 2,250,655 and 2,429,442 shares of unvested restricted stock) as of June 30, 2019 and December 31, 2018, respectively	1,810	1,866
Additional paid-in capital	2,444,458	2,712,417
Treasury shares, at cost (10,244,359 and 9,172,681 ordinary shares as of June 30, 2019 and December 31, 2018, respectively)	(494,545)	(476,085)
Accumulated other comprehensive income (loss)	(95,900)	(1,824)
Accumulated retained earnings	7,157,186	6,591,674
Total AerCap Holdings N.V. shareholders’ equity	9,013,009	8,828,048
Non-controlling interest	65,166	52,566
Total Equity	9,078,175	8,880,614
Total Liabilities and Equity	43,067,924	43,208,915
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash	105,514	87,584
Flight equipment held for operating leases, net	2,124,572	2,230,634
Other assets	65,845	82,995
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	90,514	89,598
Accrued maintenance liability	36,581	44,073
Debt	$ 1,445,470	$ 1,497,144